Debt Financing (Details) (USD $)	0 Months Ended		6 Months Ended	12 Months Ended
	May 08, 2013	May 08, 2012	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Debt financing
Beneficial converstion feature					$ 1,618,000
Subordinated secured convertible promissory notes
Debt financing
Cash proceeds received		23,100,000
Interest rate (as a percent)		10.00%
Conversion price as a percentage of price per share upon automatic conversion (as a percent)		85.00%
Conversion price upon automatic conversion (in dollars per share)		$ 12.08
Conversion price as a percentage of price per share convertible at the option of the holder if change in control or intial public offering occurs prior to maturity date (as a percent)		85.00%
Conversion price convertible at the option of the holder if change in control or intial public offering occurs prior to maturity date (in dollars per share)		$ 7.95
Conversion price convertible at the option of the holder if change in control or intial public offering does not occur prior to the maturity date (in dollars per share)		$ 7.16
Beneficial converstion feature		2,700,000
Interest expense			800,000	800,000	1,500,000
Amortization of debt discount			900,000	900,000	1,800,000
Common stock issued on conversion (in shares)	3,556,412
Conversion price (in dollars per share)	$ 7.16
Subordinated secured convertible promissory notes | Minimum
Debt financing
Qualified financing for automatic conversion		$ 25,000,000